ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable used to secure bank borrowings	$ 7,920	¥ 51,304	¥ 76,333
Secured debt	$ 15,280	¥ 98,980	¥ 137,942